Goodwill and Intangible Assets - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) earningsMultiple	Dec. 31, 2024 CAD ($) earningsMultiple
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill | $	$ 0	$ 0
Shareholders and other equity holders’ retained earnings | $	$ 5,024	$ 4,764
Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
In force contracts and duration of new business		80 years
Tax rate applied to cash flow projections	28.00%	28.00%
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
In force contracts and duration of new business		80 years
Tax rate applied to cash flow projections	27.80%	27.80%
U.S.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
In force contracts and duration of new business		80 years
Tax rate applied to cash flow projections	21.00%	21.00%
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price to earnings multiple | earningsMultiple	5.9	6.7
Cash flows for insurance were assumed percent	1.70%	1.70%
Discount rate applied to cash flow projections	9.80%	10.00%
Discount rate applied to cash flow projections, pre-tax basis	10.10%	12.50%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price to earnings multiple | earningsMultiple	16.7	13.6
Cash flows for insurance were assumed percent	4.50%	8.00%
Discount rate applied to cash flow projections		13.00%
Discount rate applied to cash flow projections, pre-tax basis		16.30%